General description of the plan and summary of significant accounting policies	12 Months Ended
Dec. 31, 2025
EBP 010
EBP, Description of Plan [Line Items]
General description of the plan and summary of significant accounting policies	General description of the plan and summary of significant accounting policies
General Description of the Plan
A general description of the Teleflex 401(k) Savings Plan (the “Plan”) follows. Participants should refer to the Plan document for a more complete description of the Plan’s provisions.
General - The Plan is a defined contribution plan, which was implemented effective July 1, 1985. Certain employees of Teleflex Incorporated (the “Company”) or one of its related entities that is a participating employer in the Plan who have attained age 21 are eligible to participate in the Plan. Full-time and part-time employees are eligible to enter the Plan at their date of hire. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended ("ERISA").
The Plan includes an employee stock ownership plan ("ESOP") feature, as defined in Section 4975(e)(7) of the Internal Revenue Code of 1986, as amended ( the "Code"). The ESOP feature permits a participant to elect to have any dividend paid on the shares of Company common stock allocated to his or her account either paid in cash or deposited into his or her account in the ESOP portion of the Plan and reinvested in the Company common stock fund.
Safe Harbor Plan/Automatic Contributions - The Plan is intended to satisfy the requirements to be a “qualified automatic contribution arrangement” ("QACA") with the meaning of Code Sections 401(k)(13) and 401(m)(12), as well as an “eligible automatic contribution arrangement” ("EACA") within the meaning of Code Section 414(w). The EACA permits a penalty-free distribution of “accidental” automatic deferrals made to the Plan within 90 days of the effective date of a participant’s first automatic contribution. The QACA is a safe harbor plan design that allows the Plan to automatically satisfy annual nondiscrimination tests (the actual deferral percentage test and the actual contribution percentage ("ACP") test).
Under the safe harbor design, once a participant becomes eligible to participate in the Plan, the participant is automatically enrolled at a 3% deferral rate unless opting out of the automatic deferral feature. Thereafter, the automatic deferral percentage increases by 1% each year up to a maximum automatic deferral of 10%. As part of the QACA, the Company makes “Safe Harbor Non-Elective Contributions” in an amount equal to 3% of each participant’s compensation paid during the portion of the year in which he or she is a participant.
Contributions - Participants were able to contribute up to the lesser of $23,500 and $23,000 or 50% of their annual compensation during 2025 and 2024, respectively. These contributions are referred to as “elective deferral contributions” and are withheld from participant’s pay on a pre-tax basis for federal income tax and most state income tax purposes. However, participants may designate all or part of their elective deferral contributions as “Roth elective deferral contributions.” Roth elective deferral contributions are made on an after-tax basis for federal income tax purposes.
In addition, participants who reach age 50 or older and contribute the maximum permitted under the Plan may make an additional pre-tax contribution (a “catch-up contribution”) of up to $7,500 during 2025 and 2024, respectively. As with regular elective deferral contributions, participants may elect to designate all or part of their catch-up contributions as after-tax “Roth catch-up contributions.” Participants may also contribute amounts representing distributions from other qualified benefit plans (via a rollover contribution into the Plan). As stated above, the Company makes employer Safe Harbor Non-Elective Contributions equal to 3% of a participant’s compensation paid during the portion of the year in which he or she is a participant. For the year ending December 31, 2025, the Company also made “Non-Safe Harbor Matching Contributions" equal to 100% of elective deferral contributions (including Roth elective deferral contributions and catch-up contributions) up to 2% of compensation that are designed to automatically satisfy the ACP test. For purposes of calculating contributions, compensation is limited to a maximum of $350,000 and $345,000 during 2025 and 2024, respectively.
Participant Accounts - Each participant’s account is credited with the participant’s contribution and the employer contributions, as well as an allocation of Plan earnings. Participants may access their accounts via a website and toll-free telephone number. Fund transfers and investment election changes may be elected daily or once in a 30-day timeframe depending on the fund type. A participant may stop, start, or change their 401(k) salary deferral rate at will.
Plan Loans - Active employees may elect to take up to two loans from the Plan at any given time. As required by law, a loan amount is limited to the lesser of $50,000 or 50% of the participant’s vested account and must be repaid within five years unless the loan is for the purchase of a primary residence. The loans are secured by the balance in the participant's account and bear a fixed interest rate over the term of the loan. The interest rate is established on the date the loan is granted at prime rate plus 2%. Loan repayments are processed via payroll deduction on an after-tax basis. The entire unpaid balance on any outstanding loan and all interest due thereon will be processed as a taxable distribution and will reduce the participant’s distributable account balance if any of the following occur: (i) a participant fails to make an installment payment due under the loan by the last day of the calendar quarter following the calendar quarter in which the required installment payment was due; (ii) a participant on a leave of absence has an unpaid amount for a period of a year; or (iii) a participant incurs a severance from employment.
Vesting - Participants are always 100% vested in their own 401(k) elective deferral contributions. With the exception of certain discretionary employer contributions and matching contributions (if any) that become 100% vested after participants have completed three years of employment, the Company’s contributions, including Safe Harbor Non-Elective Contributions, Safe Harbor Matching Contributions made prior to January 1, 2025, discretionary profit sharing contributions made for years beginning on and after January 1, 2024, and Non-Safe Harbor Matching Contributions made for years beginning on and after January 1, 2025, become 100% vested after participants have completed two years of employment.
Payment of Benefits - Benefits are recorded when paid. The Plan provides that a participant may elect to withdraw 100% of his or her vested account balance at the termination of employment. A participant who is an employee and has attained age 59½ may elect to withdraw any portion of his or her non-forfeitable account in accordance with the procedures established by the Plan Administrator. Withdrawals shall be made on a pro-rata basis if a Participant elects to make a withdrawal from more than one sub-account in his or her account. In addition, a participant may elect a hardship withdrawal, as defined by the Plan, of his or her elective deferral contributions, Roth elective deferral contributions, catch-up contributions and Roth catch-up contributions. A participant may elect to withdraw his or her rollover account at any time. Mandatory distributions are made in accordance with Plan provisions.
Forfeitures - Forfeitures of terminated participants’ nonvested accounts are used to reduce the amount of contributions made to the Plan by the Company and the other participating employers in the Plan if the Company and participating employers do not elect to fund the entire amount of such contributions out of their assets and to the extent such contributions are not funded with assets from the qualified replacement plan suspense account described in Note G. In addition, for any year, to the extent that such forfeitures are not used to reduce the Company’s or other participating employers’ contributions to the Plan, the Plan Administrator may allocate and use forfeitures to pay Plan expenses. The amount of unallocated forfeitures at December 31, 2025 and 2024 were $866,855 and $322,983, respectively. For the year ended December 31, 2025 and 2024, forfeitures used to offset employer contributions were $1,100,115 and $799,834, respectively.
Plan Termination - Although it has not expressed any intent to do so, the Company has the right to discontinue its contributions at any time and to terminate the Plan at any time, subject to the provisions set forth in ERISA. In the event of Plan termination, distribution of participant accounts shall be in accordance with ERISA and its applicable regulations and Article XIII of the Plan document.
Plan Amendments - An amendment to the Plan was executed on December 18, 2025, which allows all employees from the Vascular Intervention business of BIOTRONIK SE & Co. KG ("Biotronik"), which was acquired on June 30, 2025, to participate in the Plan beginning on July 1, 2025. The amendment granted an individual who was a Biotronik employee immediately prior to July 1, 2025 full credit for purposes of eligibility and vesting under the Plan for the individual’s most recent continuous period of service with Biotronik. All former Biotronik employees who were eligible to participate in the Plan were provided an option to rollover their Biotronik/Micro Systems Engineering 401(k) Plan account balances into the Plan.

Investments - Participants direct the investment of their contributions into various investment options offered by the Plan. The Plan currently offers several mutual funds, common collective trusts, as well as the Company common stock fund as investment options for participants.
Significant Accounting Policies
The significant accounting policies of the Plan employed in the preparation of the accompanying financial statements follow:
Valuation of investments - The Plan’s investments are stated at fair value pursuant to the provisions of Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) No. 820, Fair Value Measurements and Disclosures. Fair value of a financial instrument is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. See Note E for further information on fair value measurements.
Participant Loans Receivable - All transactions are measured at their unpaid principal balance plus any accrued but unpaid interest. Any individual credit risk related to participant loans is mitigated by the fact that these loans are secured by the participant’s vested balance. If a participant were to default, the participant’s account balance would be offset by the unpaid balance of the loan, and the participant would be subject to tax on the unpaid loan balance. As such, the participant is the only party affected in the event of a default.
Revenue Recognition and Method of Accounting - All transactions are recorded on an accrual basis. Purchases and sales of investments are recorded on a trade-date basis. Interest income is accrued when earned. Dividend income is recorded on the ex-dividend date. Capital gain distributions are included in dividend income. Net appreciation (depreciation) includes the gains and losses on investments bought and sold as well as held during the year. Expenses are recorded as incurred.
Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect certain reported amounts of assets, liabilities and changes therein and disclosure of contingent assets and liabilities. Actual results could differ from those estimates.